Labor and social security liabilities - Summary of Labor and social security liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Labor and Social Security Liabilities [Abstract]
Accrued Annual Payment, Charge On Social	R$ 435,915	R$ 398,891
Labor Liabilities	114,135	105,550
Total labor and social security liabilities	550,050	504,441
Labor and social security liabilities	515,749	468,599
Labor and social security liabilities	R$ 34,301	R$ 35,842